Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Segment and Geographic Information [Abstract]
Operating Results by Reportable Segment
The following table summarizes operating results by reportable segment. Segment results for the quarter ended June 29, 2012 have been recast to reflect the change in reportable segments. In addition, segment results for the quarter ended June 29, 2012 have been adjusted from amounts previously reported to reflect discontinued operations (see Note 3).

(Amounts in millions)	GBS	GIS	NPS	Corporate	Eliminations	Total

Quarter ended June 28, 2013
Revenues	$1,077	$1,150	$1,053	$4	$(30)	$3,254
Operating income	106	82	121	—	—	309
Depreciation and amortization	40	174	37	3	—	254

Quarter ended June 29, 2012
Revenues	$1,273	$1,203	$1,183	$3	$(34)	$3,628
Operating income (loss)	71	16	93	(29)	—	151
Depreciation and amortization	47	173	40	2	—	262

The following table summarizes operating results by reportable segment, which have been recast to reflect the change in reportable segments. In addition, these operating results have been recast from amounts previously reported to reflect the discontinued operations of two businesses sold during fiscal 2014, as well as the business that CSC has committed to a plan to sell (see Notes 3 and 21):

Twelve Months Ended
(Amounts in millions)	GBS(2)	GIS	NPS(1)	Corporate	Eliminations	Total
March 29, 2013
Revenues	$4,917	$4,743	$4,662	$13	$(140)	$14,195
Operating income (loss)	380	124	490	(116)	—	878
Depreciation and amortization	176	722	158	14	—	1,070

March 30, 2012
Revenues	$4,877	$4,840	$4,880	$13	$(134)	$14,476
Operating income (loss)	(1,280)	(142)	104	(65)	—	(1,383)
Depreciation and amortization	203	763	159	16	—	1,141

April 1, 2011
Revenues	$4,864	$4,790	$5,056	$14	$(127)	$14,597
Operating income (loss)	473	189	494	(72)	—	1,084
Depreciation and amortization	185	717	130	31	—	1,063

(1)	The fiscal 2012 amounts include $42 million reduction of revenue and $269 million in reduction in operating income as a result of the settlement of claims with the U.S. government (see Note 19).

(2)	The fiscal 2012 amounts include $204 million reduction of revenue and $1,485 million in reduction of operating income as a result of the charge associated with the NHS contract (see Note 18).

Reconciliation of Consolidated Operating Income to Income Before Taxes
A reconciliation of consolidated operating income to income from continuing operations before taxes is as follows:

	Quarter Ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Operating income	$309	$151
Corporate G&A	(64)	(60)
Interest expense	(39)	(44)
Interest income	4	5
Other income (expense), net	1	(12)
Income from continuing operations before taxes	$211	$40

Reconciliation of consolidated operating (loss) income to (loss) income from continuing operations before taxes is as follows:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Operating income (loss)	$878	$(1,383)	$1,084
Corporate G&A	(293)	(219)	(138)
Interest expense	(183)	(174)	(167)
Interest income	22	38	37
Goodwill impairment	—	(2,745)	—
Other income (expense), net	25	(4)	11
Income (loss) from continuing operations before taxes	$449	$(4,487)	$827

Out of period adjustments by segment
The following tables summarize the effect of the pre-tax out of period adjustments on the GBS, GIS, and NPS segment results for the quarters ended June 28, 2013 and June 29, 2012, as if the adjustments had been recorded in the appropriate period:

	GBS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
Quarter ended June 28, 2013
Revenues	$1,077	$19	$1,096
Operating income	106	13	119
Depreciation and amortization	40	—	40

Quarter ended June 29, 2012
Revenues	$1,273	$8	$1,281
Operating income	71	(3)	68
Depreciation and amortization	47	1	48

	GIS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
Quarter ended June 28, 2013
Revenues	$1,150	$—	$1,150
Operating income	82	(3)	79
Depreciation and amortization	174	—	174

Quarter ended June 29, 2012
Revenues	$1,203	$—	$1,203
Operating income	16	1	17
Depreciation and amortization	173	(3)	170

	NPS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
Quarter ended June 28, 2013
Revenues	$1,053	$—	$1,053
Operating income	121	(1)	120
Depreciation and amortization	37	—	37

Quarter ended June 29, 2012
Revenues	$1,183	$(2)	$1,181
Operating income	93	3	96
Depreciation and amortization	40	—	40

The following tables summarize the effect of the pre-tax out-of-period adjustments on the Company's segment results for fiscal 2013, fiscal 2012 and fiscal 2011, if the adjustments had been recorded in the appropriate year.

Twelve Months Ended	GBS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted

March 29, 2013
Revenues	$4,917	$13	$4,930
Operating income	380	(13)	367
Depreciation and amortization	176	1	177

March 30, 2012
Revenues	$4,877	$52	$4,929
Operating loss	(1,280)	58	(1,222)
Depreciation and amortization	203	—	203

April 1, 2011
Revenues	$4,864	$9	$4,873
Operating income	473	(6)	467
Depreciation and amortization	185	(1)	184

Twelve Months Ended	GIS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
March 29, 2013
Revenues	$4,743	$1	$4,744
Operating income	124	8	132
Depreciation and amortization	722	(3)	719

March 30, 2012
Revenues	$4,840	$(1)	$4,839
Operating income	(142)	18	(124)
Depreciation and amortization	763	(2)	761

April 1, 2011
Revenues	$4,790	$(8)	$4,782
Operating income	189	22	211
Depreciation and amortization	717	4	721

Twelve Months Ended	NPS
(Amounts in millions)	As Reported	Increase/ (Decrease)	Adjusted
March 29, 2013
Revenues	$4,662	$—	$4,662
Operating income	490	6	496
Depreciation and amortization	158	—	158

March 30, 2012
Revenues	$4,880	$5	$4,885
Operating income	104	10	114
Depreciation and amortization	159	—	159

April 1, 2011
Revenues	$5,056	$—	$5,056
Operating income	494	(11)	483
Depreciation and amortization	130	—	130

Revenue and property and equipment, net by geographic segment
Geographic revenue, property and equipment, net, total assets, and capital expenditures for the three years ended March 29, 2013, March 30, 2012, and April 1, 2011, are as follows:

	March 29, 2013
(Amounts in millions)	United States	United Kingdom	Other Europe	Other International	Total
Revenue	$8,571	$1,729	$2,193	$1,702	$14,195
Property and Equipment, net	1,273	320	217	374	2,184
Total Assets	6,454	1,389	1,487	1,921	11,251
Capital Expenditures	290	70	80	128	568

	March 30, 2012
	United States	United Kingdom	Other Europe	Other International	Total
Revenue	$8,603	$1,576	$2,430	$1,867	$14,476
Property and Equipment, net	1,406	367	237	431	2,441
Total Assets	6,198	1,329	1,115	2,547	11,189
Capital Expenditures	444	77	90	218	829

	April 1, 2011
	United States	United Kingdom	Other Europe	Other International	Total
Revenue	$8,938	$1,869	$2,276	$1,514	$14,597
Property and Equipment, net	1,396	403	291	406	2,496
Total Assets	6,855	2,998	3,884	2,383	16,120
Capital Expenditures	577	116	100	179	972